RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)			11 Months Ended	12 Months Ended
	Jul. 07, 2020	Jul. 01, 2020	Dec. 31, 2020	Dec. 31, 2021	Jul. 28, 2021	Mar. 03, 2021	Feb. 14, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party			$ 150,000
Expenses per month payable			1,630,832	$ 21,805,927
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month		$ 10,000
Expenses incurred and paid			$ 60,000
Expenses incurred				120,000
Account payable and accrued expense related to related party				20,000
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note							$ 250,000
Repayment of promissory note - related party	$ 140,000
Related Party Loans
Related Party Transaction [Line Items]
Maximum Loans Convertible Into Warrants				$ 1,500,000
Price of warrants (in dollars per share)				$ 1.00
Loans From Sponsor Working Capital Purpose						$ 1,500,000
Sponsor Loan
Related Party Transaction [Line Items]
Aggregate amount of loan					$ 4,000,000
Amount outstanding				$ 0